Basis of Presentation	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
BASIS OF PRESENTATION

Note 3 BASIS OF PRESENTATION

BASIS OF PRESENTATION

The accompanying unaudited consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and the instructions to Form 10-Q and Article 10 of Regulation S-X of the SEC. Certain information or footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting, and thus the accompanying unaudited consolidated financial statements do not include all information and footnotes necessary for a complete presentation of financial position, results of operations or cash flows. The unaudited consolidated financial statements should be read in conjunction with the audited consolidated financial statements as of and for the year ended December 31, 2021 and the notes thereto. The consolidated balance sheet data as of December 31, 2021 was derived from the audited consolidated financial statements as of that date but does not include all disclosures required by U.S. GAAP. In the opinion of management, the accompanying unaudited consolidated financial statements include all adjustments of a normal or recurring nature, which are necessary for a fair presentation of financial position, operating results and cash flows for the periods presented. Operating results for the six months ended June 30, 2022 are not necessarily indicative of the results that may be expected for the year ending December 31, 2022.

The unaudited consolidated financial statements include the accounts of FOXO and its wholly-owned subsidiaries. All intercompany balances and transactions are eliminated in consolidation.

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933 and as modified by the Jumpstart Our Business Startups Act of 2012, and it thus may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies.

The preparation of the unaudited consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities. For further information regarding the Company’s basis of presentation and use of estimates, refer to the audited consolidated financial statements as of and for the year ended December 31, 2021. The policies and estimates described in that report are used for preparing the Company’s quarterly unaudited consolidated financial statements.

RECENTLY ISSUED ACCOUNTING STANDARDS

In December 2019, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”). ASU 2019-12 removed certain exceptions to the general principles in ASC 740 and clarified and amended existing guidance to improve consistent application. This amended guidance was effective for public entities for interim and annual periods beginning after December 15, 2021. The Company adopted ASU 2019-12 effective January 1, 2022 and it did not have a material impact on the Company’s consolidated financial statements.

Other pronouncements issued by the FASB with future effective dates are either not applicable or are not expected to have a material impact on the Company’s financial position, results of operations or cash flows.